UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.4% †

U.S. Treasuries – 33.9%
U.S. Treasury Bonds
2.75%	11/15/42	$5,173,000	$4,971,822
3.13%	05/15/48	39,080,800	40,172,720
3.75%	11/15/43	5,615,000	6,381,166	(a	)
4.50%	02/15/36	32,736,800	40,032,522	(a	)
U.S. Treasury Notes
1.38%	12/15/19	83,874,600	82,565,320	(a	)
1.50%	11/30/19 - 02/28/23	211,162,200	203,724,212
1.50%	08/15/20	65,328,000	63,914,301	(a	)
2.25%	03/31/20 - 11/15/25	239,752,800	236,498,435
2.88%	05/15/28	44,478,900	44,575,862
			722,836,360

Agency Mortgage Backed – 10.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	84,714	88,565	(a	)
5.00%	07/01/35 - 06/01/41	5,708,546	6,063,247	(a	)
5.50%	05/01/20 - 04/01/39	1,563,948	1,681,563	(a	)
6.00%	07/01/19	4,181	4,194
6.00%	05/01/20 - 11/01/37	3,018,165	3,295,565	(a	)
6.50%	07/01/29	18,255	20,321	(a	)
7.00%	01/01/27 - 08/01/36	646,882	700,388	(a	)
7.50%	01/01/28 - 09/01/33	41,353	43,454	(a	)
8.00%	11/01/30	3,433	3,766	(a	)
8.50%	04/01/30	9,668	11,339	(a	)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 05/01/43	19,419,720	18,980,415	(a	)
3.50%	11/01/42 - 08/01/45	14,966,975	15,015,788	(a	)
4.00%	05/01/19 - 12/01/41	14,163,105	14,563,023	(a	)
4.50%	05/01/19 - 01/01/41	27,935,415	29,357,718	(a	)
5.00%	07/01/20 - 06/01/41	9,581,897	10,214,140	(a	)
5.50%	06/01/20 - 01/01/39	8,470,179	9,118,499	(a	)
6.00%	05/01/19 - 05/01/41	13,696,469	14,923,141	(a	)
6.50%	01/01/19 - 08/01/36	589,124	647,321	(a	)
7.00%	10/01/32 - 02/01/34	47,497	48,968	(a	)
7.50%	11/01/22 - 12/01/33	311,662	335,873	(a	)
8.00%	06/01/24 - 10/01/31	117,371	125,212	(a	)
8.50%	04/01/30	21,811	25,972	(a	)
9.00%	04/01/19 - 12/01/22	20,201	21,256	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	17,409	17,767	(a,b	)
Federal National Mortgage Assoc. TBA
3.00%	TBA	20,546,291	20,425,676	(c	)
3.50%	TBA	38,720,320	39,183,148	(c	)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	14,888,934	15,389,873	(a	)
4.50%	08/15/33 - 03/20/41	6,171,376	6,486,000	(a	)
5.00%	08/15/33	323,708	341,206	(a	)
6.00%	04/15/27 - 09/15/36	837,826	925,614	(a	)
6.50%	04/15/19 - 09/15/36	749,909	826,081	(a	)
7.00%	03/15/26 - 10/15/36	437,722	466,789	(a	)
7.50%	11/15/22 - 11/15/31	152,642	157,745	(a	)
8.00%	12/15/29 - 05/15/30	1,308	1,370	(a	)
9.00%	10/15/19 - 12/15/21	20,263	20,764	(a	)
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.63%	05/20/21 - 04/20/24	1,738	1,773	(a,b	)
2.75%	08/20/23 - 09/20/24	3,022	3,062	(a,b	)
3.13%	11/20/21 - 10/20/25	6,688	6,732	(a,b	)
3.38%	01/20/24 - 03/20/24	2,247	2,287	(a,b	)
Government National Mortgage Assoc.
5.00%	TBA	12,587,000	13,147,692	(c	)
			222,693,307

Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	6,214,363	14,442	(a,b,d	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	3,159,800	234,813	(a,d	)
5.50%	06/15/33	271,154	53,292	(a,d	)
7.50%	07/15/27	11,907	1,718	(a,d	)

		Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.53%	08/15/25	$1,207,751	$72,283	(a,b,d	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	7,871	7,148	(a,e,f	)
8.00%	02/01/23 - 07/01/24	25,040	3,650	(a,d	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	9,662	9,487	(a,e,f	)
1.16%	12/25/42	919,560	35,465	(a,b,d	)
5.00%	02/25/40 - 09/25/40	1,340,932	150,165	(a,d	)
8.00%	05/25/22	24	299	(a,d	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.91%	07/25/38	363,393	36,254	(a,b,d	)
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
4.11%	06/25/48	18,578,977	2,851,280	(b,d	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	260,212	219,047	(a,e,f	)
4.50%	08/25/35 - 01/25/36	654,664	117,578	(a,d	)
5.00%	03/25/38 - 05/25/38	365,837	74,226	(a,d	)
5.50%	12/25/33	99,056	22,444	(a,d	)
6.00%	01/25/35	373,116	72,312	(a,d	)
7.50%	11/25/23	86,589	11,661	(a,d	)
8.00%	08/25/23 - 07/25/24	50,320	8,651	(a,d	)
8.50%	07/25/22	14,106	1,351	(a,d	)
9.00%	05/25/22	11,836	1,060	(a,d	)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	875,320	70,293	(a,d	)
5.00%	09/20/38	267,775	7,741	(a,d	)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.71%	01/16/40	2,107,121	344,738	(a,b,d	)
			4,421,398
Asset Backed – 2.5%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	13,794,124	13,517,656	(a	)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	5,407,000	5,392,690
BA Credit Card Trust 2017-A2
1.84%	01/17/23	7,777,000	7,608,065	(a	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	4,744,000	4,713,317	(a	)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	2,965,000	2,965,999	(g	)
Chase Funding Trust 2004-1
4.99%	11/25/33	767,969	794,305	(a,h	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	16,512,000	16,269,122	(a	)
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
2.39%	02/25/36	57,392	52,504	(a,b,g	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	1,400,000	1,400,536	(g	)
			52,714,194
Corporate Notes – 45.4%
21st Century Fox America Inc.
3.38%	11/15/26	258,000	247,252	(a	)
4.50%	02/15/21	716,000	736,027	(a	)
4.75%	11/15/46	157,000	162,423	(a	)
6.65%	11/15/37	1,162,000	1,439,125	(a	)
Abbott Laboratories
2.90%	11/30/21	2,763,000	2,719,704	(a	)
3.75%	11/30/26	1,601,000	1,572,903	(a	)
4.90%	11/30/46	687,000	739,597	(a	)
AbbVie Inc.
2.00%	11/06/18	1,905,000	1,900,580	(a	)
3.20%	05/14/26	1,603,000	1,498,052	(a	)
4.45%	05/14/46	509,000	486,523	(a	)
4.70%	05/14/45	448,000	444,147	(a	)
Acadia Healthcare Company Inc.
6.50%	03/01/24	1,706,000	1,744,385	(a	)
Activision Blizzard Inc.
2.30%	09/15/21	4,113,000	3,975,132	(a	)
AES Corp.
4.88%	05/15/23	2,936,000	2,928,660	(a	)
Aetna Inc.
3.50%	11/15/24	1,439,000	1,398,420	(a	)
Aflac Inc.
4.00%	10/15/46	374,000	351,489	(a	)

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	$763,000	$771,210	(a	)
Alibaba Group Holding Ltd.
2.80%	06/06/23	889,000	855,911	(a	)
3.40%	12/06/27	545,000	507,422	(a	)
4.00%	12/06/37	450,000	416,876	(a	)
4.20%	12/06/47	339,000	310,266	(a	)
4.40%	12/06/57	550,000	506,797	(a	)
4.50%	11/28/34	1,149,000	1,151,930	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	1,631,000	1,569,152	(a,g	)
3.55%	07/26/27	1,539,000	1,455,555	(a,g	)
4.50%	07/26/47	466,000	438,483	(a,g	)
Allergan Finance LLC
3.25%	10/01/22	1,531,000	1,487,902	(a	)
Allergan Funding SCS
3.00%	03/12/20	2,070,000	2,059,836	(a	)
3.45%	03/15/22	927,000	912,418	(a	)
4.55%	03/15/35	438,000	415,833	(a	)
4.75%	03/15/45	448,000	427,643	(a	)
Allergan Sales LLC
5.00%	12/15/21	2,662,000	2,754,229	(a,g	)
Altria Group Inc.
2.95%	05/02/23	1,117,000	1,085,813	(a	)
3.88%	09/16/46	24,000	21,131	(a	)
4.50%	05/02/43	568,000	546,717	(a	)
Amazon.com Inc.
2.80%	08/22/24	919,000	885,668	(a	)
3.15%	08/22/27	870,000	834,591	(a	)
3.88%	08/22/37	657,000	641,948	(a	)
4.05%	08/22/47	608,000	592,855	(a	)
4.25%	08/22/57	743,000	732,197	(a	)
AMC Networks Inc.
4.75%	08/01/25	90,000	86,400	(a	)
Ameren Corp.
3.65%	02/15/26	772,000	749,743
America Movil SAB de C.V.
3.13%	07/16/22	1,469,000	1,443,880	(a	)
5.00%	03/30/20	2,443,000	2,510,549	(a	)
American Axle & Manufacturing Inc.
6.25%	04/01/25	1,389,000	1,371,638	(a	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,288,000	1,284,123	(a	)
4.13%	07/01/24	813,000	809,447	(a	)
American Express Credit Corp.
2.25%	05/05/21	1,791,000	1,743,055	(a	)
American International Group Inc.
4.50%	07/16/44	1,533,000	1,429,568	(a	)
6.40%	12/15/20	716,000	767,359	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	874,000	857,420	(a,b	)
American Tower Corp. (REIT)
3.38%	10/15/26	530,000	491,994	(a	)
3.40%	02/15/19	3,356,000	3,365,900	(a	)
American Water Capital Corp.
2.95%	09/01/27	1,333,000	1,252,767	(a	)
Amgen Inc.
2.20%	05/22/19	2,918,000	2,901,916	(a	)
2.65%	05/11/22	1,737,000	1,684,855	(a	)
3.20%	11/02/27	1,162,000	1,088,097	(a	)
4.56%	06/15/48	799,000	782,581	(a	)
AMN Healthcare Inc.
5.13%	10/01/24	2,374,000	2,302,780	(a,g	)
Anadarko Petroleum Corp.
4.85%	03/15/21	146,000	150,456	(a	)
6.20%	03/15/40	689,000	775,483	(a	)
6.60%	03/15/46	134,000	161,481	(a	)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	473,000	458,947	(a	)
5.25%	01/15/25	6,756,000	6,919,495	(a	)
5.50%	10/15/19	2,646,000	2,705,535	(a	)
6.25%	10/15/22	1,810,000	1,874,481	(a	)
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	943,000	929,581	(a	)
3.65%	02/01/26	1,427,000	1,397,290	(a	)

		Principal Amount	Fair Value
4.70%	02/01/36	$691,000	$699,292	(a	)
4.90%	02/01/46	1,146,000	1,178,764	(a	)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	2,083,000	2,012,345	(a	)
4.00%	04/13/28	604,000	602,291	(a	)
4.38%	04/15/38	817,000	794,802	(a	)
4.60%	04/15/48	629,000	619,313	(a	)
4.75%	04/15/58	655,000	643,544	(a	)
Anthem Inc.
3.30%	01/15/23	1,255,000	1,222,885	(a	)
ANZ New Zealand International Ltd.
3.45%	01/21/28	1,530,000	1,461,012	(a,g	)
Apache Corp.
5.10%	09/01/40	674,000	663,304	(a	)
Apple Inc.
2.50%	02/09/22	837,000	820,871	(a	)
2.85%	05/11/24	1,623,000	1,570,220	(a	)
3.35%	02/09/27	782,000	764,155	(a	)
3.45%	02/09/45	629,000	563,137	(a	)
3.85%	08/04/46	2,120,000	2,016,565	(a	)
4.25%	02/09/47	180,000	183,002	(a	)
4.65%	02/23/46	274,000	294,849	(a	)
Applied Materials Inc.
3.30%	04/01/27	411,000	398,617	(a	)
4.35%	04/01/47	287,000	286,994	(a	)
Aptiv PLC
4.40%	10/01/46	740,000	690,272	(a	)
Aramark Services Inc.
5.00%	02/01/28	840,000	800,100	(a,g	)
5.13%	01/15/24	1,619,000	1,619,000	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	1,088,000	1,000,808	(a	)
Arconic Inc.
5.13%	10/01/24	1,593,000	1,577,070	(a	)
6.15%	08/15/20	715,000	743,600	(a	)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	1,350,000	1,324,755	(a,g	)
Ascension Health
4.85%	11/15/53	649,000	729,891	(a	)
AstraZeneca PLC
2.38%	11/16/20	534,000	523,870	(a	)
3.38%	11/16/25	1,208,000	1,168,378	(a	)
AT&T Inc.
2.45%	06/30/20	1,426,000	1,403,683	(a	)
3.00%	06/30/22	794,000	770,315	(a	)
4.10%	02/15/28	1,970,000	1,881,685	(a,g	)
4.45%	04/01/24	1,187,000	1,200,520	(a	)
4.50%	05/15/35	1,649,000	1,523,643	(a	)
4.75%	05/15/46	753,000	671,781	(a	)
4.80%	06/15/44	1,023,000	926,357	(a	)
5.25%	03/01/37	1,114,000	1,098,103	(a	)
5.45%	03/01/47	1,393,000	1,365,112	(a	)
Athene Holding Ltd.
4.13%	01/12/28	1,367,000	1,259,663	(a	)
Avangrid Inc.
3.15%	12/01/24	2,201,000	2,112,432	(a	)
Baidu Inc.
2.88%	07/06/22	911,000	877,566	(a	)
3.63%	07/06/27	801,000	756,288	(a	)
Bank of America Corp.
2.65%	04/01/19	2,328,000	2,325,528	(a	)
3.95%	04/21/25	1,464,000	1,433,651	(a	)
4.25%	10/22/26	644,000	635,808	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	1,570,000	1,538,537	(a,b	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	1,158,000	1,138,511	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	2,815,000	2,706,679	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	707,000	666,333	(a,b	)

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	$1,575,000	$1,423,233	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	1,941,000	1,883,372	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	341,000	334,187	(a,b	)
Bank of America Corp. 3.63% + 3 month USD LIBOR
5.99%	12/31/49	1,167,000	1,171,785	(a,b	)
Barclays PLC
4.34%	01/10/28	633,000	599,837	(a	)
4.38%	01/12/26	1,513,000	1,471,952	(a	)
4.84%	05/09/28	478,000	451,721	(a	)
5.25%	08/17/45	676,000	658,917	(a	)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	1,109,000	1,098,520	(a,b	)
Barrick North America Finance LLC
5.70%	05/30/41	239,000	260,859	(a	)
BAT Capital Corp.
2.30%	08/14/20	1,484,000	1,451,797	(a,g	)
2.76%	08/15/22	1,303,000	1,249,343	(a,g	)
3.56%	08/15/27	952,000	886,531	(a,g	)
4.39%	08/15/37	572,000	535,300	(a,g	)
4.54%	08/15/47	474,000	443,408	(a,g	)
Baxalta Inc.
2.88%	06/23/20	1,355,000	1,339,539	(a	)
Bayer US Finance II LLC
3.50%	06/25/21	3,724,000	3,731,407	(a,g	)
3.88%	12/15/23	1,741,000	1,741,073	(a,g	)
Becton Dickinson and Co.
2.89%	06/06/22	1,241,000	1,196,696	(a	)
3.70%	06/06/27	1,866,000	1,767,848	(a	)
3.73%	12/15/24	86,000	83,983	(a	)
4.67%	06/06/47	155,000	150,547	(a	)
4.69%	12/15/44	233,000	225,663	(a	)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	1,791,000	1,775,436	(a	)
3.25%	04/15/28	821,000	782,397	(a	)
3.80%	07/15/48	573,000	524,100	(a	)
6.13%	04/01/36	632,000	780,267	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	362,000	376,328	(a	)
Berry Global Inc.
5.13%	07/15/23	2,045,000	2,027,208	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	380,000	426,014	(a	)
Biogen Inc.
2.90%	09/15/20	516,000	513,255	(a	)
BNP Paribas S.A.
5.00%	01/15/21	675,000	701,447	(a	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	1,000,000	879,880	(a,b,g	)
Boston Scientific Corp.
4.00%	03/01/28	1,458,000	1,426,070	(a	)
BP Capital Markets PLC
2.52%	01/15/20	716,000	711,439	(a	)
3.22%	11/28/23	1,145,000	1,123,886	(a	)
3.28%	09/19/27	987,000	949,642	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	173,000	153,992	(a	)
4.70%	06/22/47	94,000	77,695	(a	)
Brixmor Operating Partnership LP
3.90%	03/15/27	573,000	542,448	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	650,000	629,493	(a	)
2.65%	01/15/23	449,000	423,420	(a	)
3.13%	01/15/25	524,000	485,905	(a	)
3.88%	01/15/27	194,000	183,761	(a	)
Brown-Forman Corp.
4.00%	04/15/38	397,000	395,686	(a	)
Buckeye Partners LP
5.60%	10/15/44	502,000	450,058	(a	)

		Principal Amount	Fair Value
Bunge Limited Finance Corp.
3.75%	09/25/27	$670,000	$630,269	(a	)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	838,000	837,690	(a	)
Campbell Soup Co.
3.30%	03/15/21	2,085,000	2,076,181	(a	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	403,000	392,973	(a	)
4.95%	06/01/47	311,000	323,819	(a	)
Capital One Financial Corp.
3.75%	07/28/26	635,000	590,582	(a	)
4.20%	10/29/25	799,000	776,588	(a	)
Capital One NA
2.35%	08/17/18	1,340,000	1,334,975	(a	)
Cardinal Health Inc.
2.62%	06/15/22	616,000	590,381	(a	)
3.08%	06/15/24	695,000	655,559	(a	)
3.41%	06/15/27	296,000	271,586	(a	)
4.37%	06/15/47	274,000	241,079	(a	)
Caterpillar Financial Services Corp.
2.55%	11/29/22	1,902,000	1,839,919	(a	)
Caterpillar Inc.
3.80%	08/15/42	469,000	448,097	(a	)
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,030,009	(a	)
4.35%	11/01/42	1,029,000	974,103	(a	)
CBL & Associates LP
4.60%	10/15/24	1,582,000	1,301,195	(a	)
CBS Corp.
2.50%	02/15/23	1,341,000	1,260,232	(a	)
2.90%	01/15/27	697,000	620,609	(a	)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	2,374,000	2,175,296	(a,g	)
5.88%	04/01/24	1,444,000	1,447,610	(a,g	)
Celgene Corp.
3.45%	11/15/27	108,000	99,430	(a	)
4.35%	11/15/47	138,000	121,770	(a	)
4.55%	02/20/48	842,000	767,896	(a	)
5.00%	08/15/45	342,000	333,019	(a	)
Cenovus Energy Inc.
4.25%	04/15/27	324,000	312,281	(a	)
5.40%	06/15/47	218,000	214,159	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	1,394,000	1,338,630	(a	)
CenturyLink Inc.
5.80%	03/15/22	2,712,000	2,684,880	(a	)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	2,467,000	2,451,705	(a,g	)
CF Industries Inc.
5.15%	03/15/34	1,583,000	1,468,233	(a	)
7.13%	05/01/20	1,426,000	1,503,539	(a	)
Charles River Laboratories International Inc.
5.50%	04/01/26	1,877,000	1,874,654	(a,g	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	1,920,000	1,917,504	(a	)
4.91%	07/23/25	550,000	555,384	(a	)
5.38%	05/01/47	777,000	714,273	(a	)
5.75%	04/01/48	541,000	523,537	(a	)
6.38%	10/23/35	222,000	232,376	(a	)
6.48%	10/23/45	448,000	472,577	(a	)
Chevron Corp.
2.42%	11/17/20	716,000	707,909	(a	)
3.19%	06/24/23	1,052,000	1,046,098	(a	)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
3.70%	06/01/28	1,693,000	1,674,749	(a,g	)
Church & Dwight Company Inc.
2.45%	08/01/22	655,000	627,464	(a	)
Cigna Corp.
3.25%	04/15/25	1,079,000	1,015,199	(a	)
3.88%	10/15/47	788,000	672,219	(a	)
Cimarex Energy Co.
3.90%	05/15/27	210,000	202,058	(a	)
Cinemark USA Inc.
4.88%	06/01/23	1,452,000	1,419,475	(a	)
Cisco Systems Inc.
2.20%	02/28/21	3,045,000	2,985,653	(a	)

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Citibank NA
2.85%	02/12/21	$2,278,000	$2,252,418	(a	)
Citigroup Inc.
2.05%	12/07/18	2,682,000	2,675,456	(a	)
2.40%	02/18/20	2,043,000	2,017,524	(a	)
2.70%	10/27/22	1,386,000	1,331,156	(a	)
2.90%	12/08/21	1,570,000	1,537,799	(a	)
4.40%	06/10/25	1,461,000	1,455,492	(a	)
4.45%	09/29/27	1,964,000	1,930,141	(a	)
4.65%	07/30/45	381,000	379,091	(a	)
4.75%	05/18/46	805,000	769,669	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	517,000	498,553	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	594,000	541,075	(a,b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	978,000	928,621	(a,b	)
CME Group Inc.
3.75%	06/15/28	1,777,000	1,792,869	(a	)
CMS Energy Corp.
4.88%	03/01/44	1,566,000	1,664,000	(a	)
CNA Financial Corp.
3.45%	08/15/27	736,000	685,496	(a	)
5.88%	08/15/20	2,390,000	2,509,404	(a	)
CNH Industrial Capital LLC
3.38%	07/15/19	1,072,000	1,069,990	(a	)
4.38%	11/06/20	847,000	857,058	(a	)
4.88%	04/01/21	1,054,000	1,081,668	(a	)
CNH Industrial N.V.
4.50%	08/15/23	1,877,000	1,887,136	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	2,299,000	2,327,921	(a	)
Columbia Pipeline Group Inc.
3.30%	06/01/20	883,000	878,735	(a	)
Comcast Corp.
3.38%	08/15/25	602,000	576,541	(a	)
3.97%	11/01/47	1,838,000	1,618,028	(a	)
4.20%	08/15/34	1,062,000	1,013,467	(a	)
4.60%	08/15/45	1,123,000	1,082,830	(a	)
Commonwealth Bank of Australia
4.32%	01/10/48	1,569,000	1,409,276	(a,g	)
Concho Resources Inc.
3.75%	10/01/27	369,000	354,886	(a	)
4.30%	08/15/28	1,777,000	1,783,984	(a,c	)
4.88%	10/01/47	492,000	496,640	(a	)
ConocoPhillips Co.
5.95%	03/15/46	227,000	283,126	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	1,365,000	1,277,304	(a	)
Constellation Brands Inc.
2.70%	05/09/22	1,240,000	1,199,627	(a	)
4.50%	05/09/47	326,000	311,764	(a	)
Continental Resources Inc.
4.50%	04/15/23	963,000	976,771	(a	)
Corning Inc.
4.38%	11/15/57	716,000	629,679	(a	)
Corporation Andina de Fomento
2.20%	07/18/20	1,710,000	1,678,485	(a	)
4.38%	06/15/22	4,065,000	4,217,397	(a	)
Crane Co.
4.20%	03/15/48	396,000	376,271	(a	)
Credit Suisse Group AG
4.28%	01/09/28	1,096,000	1,066,130	(a,g	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	1,407,000	1,397,221	(a	)
3.80%	06/09/23	1,437,000	1,420,992	(a	)
CRH America Finance Inc.
3.40%	05/09/27	739,000	695,572	(a,g	)
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%	02/01/26	520,000	493,688	(a,g	)
CSX Corp.
4.50%	08/01/54	741,000	705,817	(a	)

		Principal Amount	Fair Value
CVS Health Corp.
2.25%	08/12/19	$1,864,000	$1,849,666	(a	)
3.13%	03/09/20	5,590,000	5,585,472	(a	)
3.35%	03/09/21	5,589,000	5,583,690	(a	)
3.70%	03/09/23	1,635,000	1,623,064	(a	)
3.88%	07/20/25	728,000	711,373	(a	)
4.10%	03/25/25	1,635,000	1,626,792	(a	)
4.30%	03/25/28	1,543,000	1,521,799	(a	)
4.78%	03/25/38	1,853,000	1,829,708	(a	)
5.05%	03/25/48	925,000	940,013	(a	)
5.13%	07/20/45	342,000	349,079	(a	)
D.R. Horton Inc.
2.55%	12/01/20	1,751,000	1,714,912	(a	)
Daimler Finance North America LLC
2.38%	08/01/18	6,943,000	6,941,132	(a,g	)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	1,945,000	1,974,175	(a,g	)
Dell International LLC/EMC Corp.
3.48%	06/01/19	2,931,000	2,938,650	(a,g	)
5.45%	06/15/23	1,161,000	1,214,894	(a,g	)
6.02%	06/15/26	570,000	598,967	(a,g	)
8.10%	07/15/36	192,000	224,481	(a,g	)
8.35%	07/15/46	411,000	495,908	(a,g	)
Deutsche Bank AG
2.70%	07/13/20	1,407,000	1,370,193	(a	)
3.30%	11/16/22	1,444,000	1,353,750	(a	)
3.70%	05/30/24	703,000	652,560	(a	)
Deutsche Bank AG (4.88% fixed rate until 12/01/27; 2.55% + USD 5 year Mid-Market Swap Rate thereafter)
4.88%	12/01/32	1,596,000	1,365,378	(a,b	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	1,210,000	1,128,476	(a,g	)
Devon Energy Corp.
4.00%	07/15/21	2,282,000	2,314,427	(a	)
5.00%	06/15/45	488,000	495,813	(a	)
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,880,978	(a,g	)
Diageo Investment Corp.
2.88%	05/11/22	1,323,000	1,302,599	(a	)
Discover Bank
3.10%	06/04/20	2,108,000	2,094,235	(a	)
Discovery Communications LLC
2.20%	09/20/19	1,609,000	1,592,234	(a	)
3.95%	03/20/28	1,333,000	1,263,057	(a	)
5.00%	09/20/37	532,000	514,029	(a	)
5.20%	09/20/47	268,000	259,097	(a	)
Dollar Tree Inc.
3.70%	05/15/23	1,633,000	1,618,091	(a	)
4.00%	05/15/25	1,541,000	1,506,913	(a	)
Dominion Energy Inc.
2.50%	12/01/19	1,810,000	1,794,724	(a	)
2.58%	07/01/20	1,098,000	1,082,321	(a	)
3.63%	12/01/24	980,000	961,556	(a	)
DTE Energy Co.
2.85%	10/01/26	788,000	719,105	(a	)
3.85%	12/01/23	858,000	861,767	(a	)
Duke Energy Corp.
3.75%	09/01/46	524,000	463,410	(a	)
Duke Energy Progress LLC
4.15%	12/01/44	728,000	722,504	(a	)
Duke Realty LP
3.25%	06/30/26	1,032,000	969,678	(a	)
3.38%	12/15/27	753,000	701,615	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,577,000	1,493,908	(a,g	)
Eastman Chemical Co.
3.60%	08/15/22	500,000	498,865	(a	)
Eaton Corp.
3.10%	09/15/27	1,148,000	1,073,059	(a	)
Ecolab Inc.
3.25%	12/01/27	886,000	847,450	(a	)
3.95%	12/01/47	549,000	524,800	(a	)
Ecopetrol S.A.
5.88%	05/28/45	905,000	855,515	(a	)
7.63%	07/23/19	716,000	748,141	(a	)
Edison International
4.13%	03/15/28	940,000	925,562	(a	)

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.89%	05/01/20	$1,509,000	$1,514,158	(a,b	)
Electricite de France S.A.
2.15%	01/22/19	3,444,000	3,433,595	(a,g	)
Eli Lilly & Co.
3.70%	03/01/45	209,000	197,722	(a	)
EMC Corp.
2.65%	06/01/20	3,569,000	3,457,647	(a	)
Emera US Finance LP
4.75%	06/15/46	265,000	261,234	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	194,000	202,938	(a	)
Encana Corp.
3.90%	11/15/21	1,379,000	1,387,619	(a	)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	2,075,000	2,023,125	(a,g	)
Enel Finance International N.V.
3.63%	05/25/27	1,211,000	1,107,720	(a,g	)
Energy Transfer Equity LP
5.88%	01/15/24	5,497,000	5,641,296	(a	)
Energy Transfer Partners LP
4.20%	09/15/23	889,000	889,907	(a	)
4.95%	06/15/28	533,000	532,840	(a	)
5.80%	06/15/38	953,000	945,157	(a	)
6.00%	06/15/48	890,000	892,786	(a	)
6.50%	02/01/42	1,124,000	1,169,387	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	915,000	923,089	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	885,000	806,908	(a	)
4.00%	03/15/33	560,000	560,431	(a	)
Enterprise Products Operating LLC
3.95%	02/15/27	1,521,000	1,510,459	(a	)
4.25%	02/15/48	1,051,000	976,957	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	560,000	520,694	(a,b	)
Envision Healthcare Corp.
6.25%	12/01/24	1,661,000	1,768,965	(a,g	)
EOG Resources Inc.
4.10%	02/01/21	1,825,000	1,862,175	(a	)
4.15%	01/15/26	1,929,000	1,972,325	(a	)
EPR Properties
4.95%	04/15/28	1,045,000	1,019,774	(a	)
EQT Corp.
3.90%	10/01/27	730,000	681,090	(a	)
EQT Midstream Partners LP
4.75%	07/15/23	761,000	760,414	(a	)
5.50%	07/15/28	761,000	763,047	(a	)
ERP Operating LP
4.50%	07/01/44	475,000	482,576	(a	)
Exelon Corp.
3.50%	06/01/22	958,000	947,903	(a	)
4.45%	04/15/46	1,227,000	1,195,724	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	1,146,000	1,049,060	(a	)
4.80%	07/15/46	343,000	326,642	(a	)
Exxon Mobil Corp.
2.22%	03/01/21	876,000	853,320	(a	)
FirstEnergy Corp.
3.90%	07/15/27	484,000	470,085	(a	)
4.85%	07/15/47	598,000	612,466	(a	)
Florida Power & Light Co.
4.13%	02/01/42	722,000	728,895	(a	)
Ford Motor Co.
4.35%	12/08/26	1,201,000	1,175,683	(a	)
Ford Motor Credit Company LLC
3.20%	01/15/21	793,000	784,055	(a	)
3.22%	01/09/22	3,950,000	3,862,863	(a	)
3.34%	03/28/22	1,106,000	1,082,011	(a	)
Frontier Communications Corp.
7.13%	03/15/19	3,333,000	3,357,997	(a	)
GameStop Corp.
6.75%	03/15/21	3,959,000	3,998,590	(a,g	)
General Dynamics Corp.
2.13%	08/15/26	495,000	444,287	(a	)

		Principal Amount	Fair Value
2.88%	05/11/20	$1,925,000	$1,923,075	(a	)
3.00%	05/11/21	2,696,000	2,686,995	(a	)
3.38%	05/15/23	1,801,000	1,804,746	(a	)
3.50%	05/15/25	1,698,000	1,697,575	(a	)
3.75%	05/15/28	1,698,000	1,714,776	(a	)
General Mills Inc.
3.20%	04/16/21	1,825,000	1,816,039	(a	)
3.70%	10/17/23	1,541,000	1,524,742	(a	)
4.55%	04/17/38	308,000	294,664	(a	)
4.70%	04/17/48	965,000	918,487	(a	)
General Motors Co.
5.20%	04/01/45	209,000	192,809	(a	)
General Motors Financial Company Inc.
2.35%	10/04/19	1,934,000	1,917,677	(a	)
3.15%	01/15/20	1,797,000	1,794,169	(a	)
3.20%	07/13/20	1,009,000	1,003,521	(a	)
3.55%	04/09/21	2,606,000	2,599,224	(a	)
5.25%	03/01/26	1,153,000	1,192,306	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	485,000	482,810	(a,g	)
Gilead Sciences Inc.
2.55%	09/01/20	675,000	666,826	(a	)
2.95%	03/01/27	287,000	268,325	(a	)
3.50%	02/01/25	821,000	809,399	(a	)
3.65%	03/01/26	824,000	813,519	(a	)
4.15%	03/01/47	987,000	943,276	(a	)
4.80%	04/01/44	480,000	498,403	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	1,801,000	1,800,604	(a	)
3.63%	05/15/25	1,698,000	1,697,423	(a	)
3.88%	05/15/28	1,019,000	1,028,120	(a	)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	1,348,000	1,349,186	(a	)
Glencore Funding LLC
2.50%	01/15/19	3,663,000	3,652,377	(a,g	)
Goldman Sachs Bank USA
3.20%	06/05/20	1,429,000	1,435,845	(a	)
Grupo Televisa SAB
5.00%	05/13/45	382,000	336,928	(a	)
H&E Equipment Services Inc.
5.63%	09/01/25	2,560,000	2,515,200	(a	)
Halliburton Co.
3.80%	11/15/25	1,063,000	1,054,942	(a	)
5.00%	11/15/45	637,000	678,131	(a	)
HCA Inc.
4.75%	05/01/23	4,352,000	4,330,240	(a	)
Hess Corp.
5.60%	02/15/41	310,000	313,522	(a	)
5.80%	04/01/47	194,000	200,883	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	344,000	341,558	(a	)
Highwoods Realty LP
4.13%	03/15/28	774,000	759,905	(a	)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	2,392,000	2,392,000	(a,g	)
HSBC Holdings PLC
2.95%	05/25/21	2,384,000	2,350,171	(a	)
4.25%	03/14/24	1,025,000	1,020,664	(a	)
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter)
3.26%	03/13/23	2,356,000	2,310,859	(a,b	)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	1,555,000	1,549,791	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	11/22/66	1,620,000	1,502,550	(a,b	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	1,452,000	1,392,904	(a,b	)
Hyundai Capital America
3.10%	04/05/22	762,000	743,361	(a,g	)
IBM Credit LLC
2.65%	02/05/21	5,594,000	5,537,780	(a	)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	2,142,000	2,172,845	(a	)

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
ING Bank N.V.
2.70%	08/17/20	$1,400,000	$1,380,603	(a,g	)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	1,390,000	1,367,996	(a	)
Intel Corp.
2.60%	05/19/26	1,928,000	1,798,978	(a	)
2.88%	05/11/24	1,085,000	1,051,148	(a	)
International Paper Co.
4.40%	08/15/47	1,061,000	969,086	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	3,116,000	3,029,920	(a	)
Intesa Sanpaolo S.p.A.
3.88%	07/14/27	898,000	775,710	(a,g	)
4.38%	01/12/48	1,012,000	791,971	(a,g	)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	1,274,000	1,289,925	(a,g	)
Jabil Inc.
3.95%	01/12/28	1,448,000	1,382,768	(a	)
JBS USA LUX S.A./JBS USA Finance Inc.
6.75%	02/15/28	1,582,000	1,489,058	(a,g	)
Jefferies Group LLC
5.13%	01/20/23	992,000	1,031,888	(a	)
6.50%	01/20/43	774,000	802,143	(a	)
Johnson & Johnson
2.63%	01/15/25	2,679,000	2,567,634	(a	)
3.63%	03/03/37	799,000	781,470	(a	)
Johnson Controls International PLC
4.50%	02/15/47	438,000	422,355	(a	)
JPMorgan Chase & Co.
2.30%	08/15/21	1,407,000	1,361,695	(a	)
2.55%	10/29/20	1,589,000	1,562,114	(a	)
3.30%	04/01/26	1,062,000	1,014,125	(a	)
3.63%	12/01/27	750,000	705,847	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	877,000	829,905	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	1,612,000	1,486,764	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	442,000	397,893	(a,b	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	3,251,000	3,209,387	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	824,000	751,397	(a,b	)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	1,270,000	1,174,166	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	2,760,000	2,849,976	(a,b	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.83%	12/29/49	1,483,000	1,496,436	(a,b	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	716,000	714,539	(a	)
5.30%	09/15/20	921,000	957,250	(a	)
6.38%	03/01/41	455,000	486,836	(a	)
Kinder Morgan Inc.
3.05%	12/01/19	537,000	535,969	(a	)
4.30%	03/01/28	2,041,000	1,985,240	(a	)
5.05%	02/15/46	455,000	430,198	(a	)
5.55%	06/01/45	798,000	804,153	(a	)
Kraft Heinz Foods Co.
4.38%	06/01/46	882,000	764,050	(a	)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	2,114,000	2,040,264	(a	)
4.50%	07/16/18	2,709,000	2,711,357	(a	)
L Brands Inc.
5.25%	02/01/28	1,582,000	1,402,127	(a	)
Lamb Weston Holdings Inc.
4.63%	11/01/24	2,391,000	2,328,236	(a,g	)
Lee Enterprises Inc.
9.50%	03/15/22	1,920,000	2,005,200	(a,g	)

		Principal Amount	Fair Value
Lennar Corp.
4.75%	05/30/25 - 11/29/27	$3,676,000	$3,485,808	(a	)
Levi Strauss & Co.
5.00%	05/01/25	2,041,000	2,033,448	(a	)
Lincoln National Corp.
3.63%	12/12/26	683,000	650,059	(a	)
3.80%	03/01/28	980,000	934,949	(a	)
4.35%	03/01/48	795,000	735,932	(a	)
Lithia Motors Inc.
5.25%	08/01/25	2,036,000	1,985,100	(a,g	)
Lloyds Banking Group PLC
3.75%	01/11/27	774,000	732,452	(a	)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	1,584,000	1,508,491	(a,b	)
Lockheed Martin Corp.
3.55%	01/15/26	1,051,000	1,034,289	(a	)
3.80%	03/01/45	412,000	378,710	(a	)
Lowe’s Companies Inc.
3.70%	04/15/46	263,000	235,958	(a	)
LYB International Finance BV
4.88%	03/15/44	344,000	342,077	(a	)
LYB International Finance II BV
3.50%	03/02/27	419,000	393,868	(a	)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	271,000	210,863	(a	)
Maple Escrow Subsidiary Inc.
3.55%	05/25/21	5,772,000	5,774,943	(a,g	)
4.06%	05/25/23	1,799,000	1,805,333	(a,g	)
4.60%	05/25/28	1,696,000	1,702,173	(a,g	)
5.09%	05/25/48	1,696,000	1,708,873	(a,g	)
Marathon Oil Corp.
2.70%	06/01/20	2,105,000	2,077,551	(a	)
3.85%	06/01/25	572,000	563,271	(a	)
Marathon Petroleum Corp.
3.63%	09/15/24	969,000	947,537	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	1,169,000	1,145,480	(a	)
Masco Corp.
3.50%	11/15/27	524,000	483,285	(a	)
McDonald’s Corp.
3.70%	01/30/26	551,000	547,347	(a	)
4.88%	12/09/45	442,000	463,415	(a	)
Medtronic Inc.
2.50%	03/15/20	2,028,000	2,013,257	(a	)
4.63%	03/15/45	1,143,000	1,212,163	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,026,000	1,034,793	(a	)
Merck & Company Inc.
2.75%	02/10/25	2,121,000	2,027,528	(a	)
MetLife Inc.
4.05%	03/01/45	280,000	260,448	(a	)
4.72%	12/15/44	805,000	826,453	(a	)
Mexichem SAB de C.V.
5.50%	01/15/48	913,000	794,894	(a,g	)
MGM Resorts International
4.63%	09/01/26	1,303,000	1,206,969	(a	)
5.75%	06/15/25	1,295,000	1,290,209	(a	)
6.63%	12/15/21	1,818,000	1,915,718	(a	)
Microsoft Corp.
1.55%	08/08/21	1,377,000	1,320,887	(a	)
2.40%	08/08/26	1,324,000	1,224,011	(a	)
3.45%	08/08/36	687,000	659,438	(a	)
3.70%	08/08/46	687,000	666,534	(a	)
4.00%	02/12/55	1,058,000	1,055,355	(a	)
4.10%	02/06/37	352,000	365,837	(a	)
4.25%	02/06/47	513,000	543,272	(a	)
4.50%	02/06/57	379,000	411,029	(a	)
Mizuho Bank Ltd.
2.45%	04/16/19	3,710,000	3,698,475	(a,g	)
Mizuho Financial Group Inc.
2.63%	04/12/21	1,664,000	1,624,711	(a,g	)
Molina Healthcare Inc.
4.88%	06/15/25	3,020,000	2,925,625	(a,g	)
Molson Coors Brewing Co.
2.10%	07/15/21	1,168,000	1,119,972	(a	)

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
4.20%	07/15/46	$478,000	$427,982	(a	)
Monsanto Co.
4.70%	07/15/64	301,000	264,167	(a	)
Morgan Stanley
2.45%	02/01/19	4,972,000	4,963,349	(a	)
2.63%	11/17/21	1,619,000	1,574,704	(a	)
2.65%	01/27/20	1,510,000	1,499,143	(a	)
2.75%	05/19/22	1,392,000	1,349,697	(a	)
3.70%	10/23/24	1,138,000	1,123,593	(a	)
3.95%	04/23/27	1,078,000	1,029,177	(a	)
4.10%	05/22/23	2,758,000	2,772,259	(a	)
4.38%	01/22/47	1,051,000	1,001,908	(a	)
5.00%	11/24/25	1,821,000	1,885,445	(a	)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	877,000	845,639	(a,b	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	738,000	680,288	(a,b	)
MPLX LP
3.38%	03/15/23	890,000	870,269	(a	)
4.50%	04/15/38	842,000	779,153	(a	)
4.70%	04/15/48	699,000	648,945	(a	)
5.20%	03/01/47	220,000	216,663	(a	)
MUFG Bank Ltd.
2.30%	03/10/19	3,669,000	3,655,761	(a,g	)
MUFG Bank Ltd.
2.30%	03/05/20	1,948,000	1,917,472	(a,g	)
Murphy Oil Corp.
5.75%	08/15/25	5,261,000	5,234,695	(a	)
Mylan Inc.
4.55%	04/15/28	1,638,000	1,600,080	(a,g	)
5.20%	04/15/48	656,000	633,952	(a,g	)
Mylan N.V.
3.15%	06/15/21	711,000	703,293	(a	)
3.95%	06/15/26	597,000	570,523	(a	)
National Retail Properties Inc.
4.00%	11/15/25	1,250,000	1,225,288	(a	)
Navient Corp.
6.75%	06/15/26	1,455,000	1,421,826	(a	)
8.00%	03/25/20	2,855,000	3,012,025	(a	)
Newell Brands Inc.
3.85%	04/01/23	398,000	392,094	(a	)
4.20%	04/01/26	360,000	347,972	(a	)
5.50%	04/01/46	851,000	833,214	(a	)
Newfield Exploration Co.
5.38%	01/01/26	2,373,000	2,426,392	(a	)
Newmont Mining Corp.
4.88%	03/15/42	850,000	850,042	(a	)
Nexen Energy ULC
6.40%	05/15/37	586,000	717,469	(a	)
NGPL PipeCo LLC
4.88%	08/15/27	2,206,000	2,178,425	(a,g	)
Noble Energy Inc.
3.90%	11/15/24	1,265,000	1,247,227	(a	)
5.05%	11/15/44	280,000	279,846	(a	)
Nordstrom Inc.
5.00%	01/15/44	62,000	57,055	(a	)
Northern States Power Co.
2.20%	08/15/20	2,941,000	2,895,767	(a	)
Northrop Grumman Corp.
2.08%	10/15/20	614,000	600,031	(a	)
2.55%	10/15/22	704,000	678,705	(a	)
2.93%	01/15/25	1,196,000	1,135,363	(a	)
3.25%	01/15/28	501,000	471,646	(a	)
3.85%	04/15/45	230,000	209,134	(a	)
4.03%	10/15/47	510,000	477,386	(a	)
Novartis Capital Corp.
3.00%	11/20/25	164,000	158,104	(a	)
NRG Energy Inc.
6.25%	07/15/22	2,099,000	2,160,081	(a	)
Nucor Corp.
3.95%	05/01/28	1,622,000	1,619,713	(a	)
4.13%	09/15/22	634,000	651,131	(a	)
Nutrien Ltd.
4.00%	12/15/26	640,000	618,272	(a	)

		Principal Amount	Fair Value
4.90%	06/01/43	$654,000	$650,481	(a	)
NXP BV/NXP Funding LLC
4.63%	06/01/23	1,595,000	1,603,972	(a,g	)
Occidental Petroleum Corp.
4.10%	02/15/47	577,000	565,668	(a	)
4.20%	03/15/48	618,000	615,367	(a	)
Olin Corp.
5.00%	02/01/30	2,373,000	2,242,485	(a	)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	941,000	936,229	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	253,000	241,752	(a	)
Oracle Corp.
1.90%	09/15/21	1,002,000	963,623	(a	)
2.40%	09/15/23	782,000	741,923	(a	)
3.25%	11/15/27	1,264,000	1,210,356	(a	)
3.80%	11/15/37	505,000	477,604	(a	)
4.00%	07/15/46 - 11/15/47	1,192,000	1,125,222	(a	)
4.13%	05/15/45	422,000	407,154	(a	)
Oshkosh Corp.
5.38%	03/01/25	1,155,000	1,183,875	(a	)
Owens Corning
4.40%	01/30/48	553,000	461,086	(a	)
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	1,300,000	1,332,500	(a,g	)
Pacific Gas & Electric Co.
3.40%	08/15/24	4,659,000	4,377,037	(a	)
PacifiCorp
6.25%	10/15/37	2,018,000	2,584,009	(a	)
Packaging Corporation of America
3.40%	12/15/27	532,000	502,224	(a	)
Parker-Hannifin Corp.
3.25%	03/01/27	2,177,000	2,100,152	(a	)
Party City Holdings Inc.
6.13%	08/15/23	797,000	800,985	(a,g	)
Penske Automotive Group Inc.
5.38%	12/01/24	1,993,000	1,973,070	(a	)
PepsiCo Inc.
3.45%	10/06/46	423,000	377,781	(a	)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	768,000	763,807	(a	)
3.90%	12/15/24	1,409,000	1,371,197	(a	)
Petroleos Mexicanos
4.50%	01/23/26	916,000	855,059	(a	)
5.35%	02/12/28	471,000	445,104	(a,g	)
5.38%	03/13/22	1,678,000	1,719,010
5.63%	01/23/46	544,000	462,596	(a	)
6.35%	02/12/48	471,000	424,385	(a,g	)
6.38%	01/23/45	735,000	674,708	(a	)
6.50%	03/13/27	1,270,000	1,299,921
6.75%	09/21/47	1,179,000	1,112,434	(a	)
Pfizer Inc.
3.00%	12/15/26	630,000	605,695	(a	)
4.13%	12/15/46	570,000	574,606	(a	)
4.40%	05/15/44	337,000	351,083	(a	)
Philip Morris International Inc.
4.13%	03/04/43	1,054,000	977,416	(a	)
Phillips 66
3.90%	03/15/28	1,545,000	1,514,718	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	697,000	652,246	(a	)
4.68%	02/15/45	763,000	712,741	(a	)
Pilgrim’s Pride Corp.
5.88%	09/30/27	1,583,000	1,472,190	(a,g	)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	451,000	396,907	(a	)
5.75%	01/15/20	1,071,000	1,105,808	(a	)
PNC Bank NA
2.40%	10/18/19	1,179,000	1,170,971	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	1,441,000	1,341,658	(a	)
Precision Castparts Corp.
4.38%	06/15/45	840,000	872,004	(a	)
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	651,000	597,644	(a,b	)

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	$1,295,000	$1,287,062	(a,b	)
Public Service Company of Colorado
3.70%	06/15/28	1,777,000	1,787,289	(a	)
Public Service Electric & Gas Co.
2.38%	05/15/23	2,652,000	2,531,679	(a	)
PulteGroup Inc.
5.50%	03/01/26	1,700,000	1,691,500	(a	)
QUALCOMM Inc.
2.90%	05/20/24	111,000	104,853	(a	)
3.00%	05/20/22	457,000	449,939	(a	)
3.25%	05/20/27	130,000	121,182	(a	)
4.30%	05/20/47	254,000	236,850	(a	)
Range Resources Corp.
5.00%	08/15/22	2,374,000	2,347,292	(a	)
Realty Income Corp.
3.00%	01/15/27	507,000	464,407	(a	)
Republic Services Inc.
3.38%	11/15/27	513,000	486,191	(a	)
Reynolds American Inc.
4.45%	06/12/25	97,000	97,572	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	555,000	546,520	(a	)
Roche Holdings Inc.
2.25%	09/30/19	1,195,000	1,187,370	(a,g	)
Rockwell Collins Inc.
3.50%	03/15/27	1,452,000	1,382,333	(a	)
Rogers Communications Inc.
5.00%	03/15/44	386,000	401,297	(a	)
Royal Bank of Scotland Group PLC (3.50% fixed rate until 05/15/22; 1.48% + 3 month USD LIBOR thereafter)
3.50%	05/15/23	1,529,000	1,482,136	(a,b	)
RPM International Inc.
3.75%	03/15/27	1,277,000	1,219,944	(a	)
RSP Permian Inc.
5.25%	01/15/25	2,021,000	2,161,864	(a	)
Ryder System Inc.
2.45%	09/03/19	3,608,000	3,584,981	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	928,000	894,880	(a	)
5.00%	03/15/27	547,000	558,230	(a	)
salesforce.com Inc.
3.25%	04/11/23	1,633,000	1,623,969	(a	)
3.70%	04/11/28	2,160,000	2,142,806	(a	)
Santander Holdings USA Inc.
2.65%	04/17/20	2,848,000	2,821,713	(a	)
3.70%	03/28/22	2,492,000	2,456,688	(a	)
4.40%	07/13/27	915,000	875,527	(a	)
Santander UK Group Holdings PLC
4.75%	09/15/25	557,000	543,918	(a,g	)
Schlumberger Holdings Corp.
3.00%	12/21/20	1,044,000	1,037,739	(a,g	)
4.00%	12/21/25	471,000	469,427	(a,g	)
Select Income REIT
4.25%	05/15/24	1,326,000	1,267,086	(a	)
Sempra Energy
3.80%	02/01/38	546,000	495,615	(a	)
4.00%	02/01/48	546,000	491,367	(a	)
Shell International Finance BV
3.25%	05/11/25	876,000	858,278	(a	)
3.40%	08/12/23	1,387,000	1,389,164	(a	)
3.75%	09/12/46	427,000	398,178	(a	)
4.13%	05/11/35	653,000	662,475	(a	)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	1,118,000	1,070,322	(a	)
2.88%	09/23/23	1,311,000	1,234,162	(a	)
3.20%	09/23/26	508,000	464,652	(a	)
Siemens Financieringsmaatschappij N.V.
3.40%	03/16/27	416,000	403,184	(a,g	)
Simon Property Group LP
3.38%	06/15/27	1,227,000	1,178,448	(a	)
Sinclair Television Group Inc.
5.38%	04/01/21	1,980,000	1,994,850	(a	)
Smithfield Foods Inc.
2.70%	01/31/20	650,000	640,674	(a,g	)

		Principal Amount	Fair Value
4.25%	02/01/27	$861,000	$828,494	(a,g	)
South Carolina Electric & Gas Co.
4.10%	06/15/46	209,000	190,094	(a	)
Southern California Edison Co.
2.40%	02/01/22	1,240,000	1,198,014	(a	)
Southern Copper Corp.
5.88%	04/23/45	590,000	628,822	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	1,295,000	1,187,476	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	384,000	355,960	(a	)
4.50%	03/15/45	225,000	208,390	(a	)
Sprint Corp.
7.63%	02/15/25	4,409,000	4,519,225	(a	)
Standard Industries Inc.
5.38%	11/15/24	4,068,000	4,017,150	(a,g	)
Sumitomo Life Insurance Co. (4.00% fixed rate until 09/14/27; 2.99% + 3 month USD LIBOR thereafter)
4.00%	09/14/77	624,000	580,070	(a,b,g	)
Sumitomo Mitsui Banking Corp.
2.25%	07/11/19	2,181,000	2,165,166	(a	)
Suncor Energy Inc.
4.00%	11/15/47	337,000	317,168	(a	)
Syngenta Finance N.V.
3.70%	04/24/20	1,865,000	1,858,228	(a,g	)
3.93%	04/23/21	2,625,000	2,618,346	(a,g	)
4.44%	04/24/23	1,063,000	1,057,049	(a,g	)
4.89%	04/24/25	1,063,000	1,042,248	(a,g	)
5.18%	04/24/28	1,063,000	1,026,675	(a,g	)
Sysco Corp.
3.25%	07/15/27	1,095,000	1,026,617	(a	)
T-Mobile USA Inc.
4.50%	02/01/26	2,951,000	2,755,644	(a	)
Tampa Electric Co.
4.35%	05/15/44	1,148,000	1,168,285	(a	)
Target Corp.
2.50%	04/15/26	1,148,000	1,055,620	(a	)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	1,045,000	1,100,049	(a,g	)
Teck Resources Ltd.
4.75%	01/15/22	1,459,000	1,462,064	(a	)
Telecom Italia S.p.A.
5.30%	05/30/24	3,912,000	3,872,880	(a,g	)
Telefonica Emisiones SAU
4.10%	03/08/27	1,423,000	1,377,151	(a	)
Tencent Holdings Ltd.
2.99%	01/19/23	2,299,000	2,235,915	(a,g	)
3.60%	01/19/28	1,224,000	1,157,047	(a,g	)
3.93%	01/19/38	715,000	655,691	(a,g	)
Tenet Healthcare Corp.
4.75%	06/01/20	3,413,000	3,421,532	(a	)
6.00%	10/01/20	3,421,000	3,515,077	(a	)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	4,645,000	4,538,165	(a	)
2.20%	07/21/21	715,000	663,148	(a	)
2.80%	07/21/23	3,165,000	2,728,752	(a	)
Texas Instruments Inc.
4.15%	05/15/48	680,000	690,241	(a	)
The Allstate Corp.
4.20%	12/15/46	504,000	494,963	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,660,000	1,707,791	(a,b	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	1,295,000	1,256,448	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	2,259,000	2,137,579	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	1,831,000	1,657,769	(a,b	)
The Boeing Co.
3.25%	03/01/28	1,367,000	1,333,604	(a	)
3.55%	03/01/38	1,446,000	1,392,831	(a	)

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
The Dow Chemical Co.
4.25%	10/01/34	$1,060,000	$1,023,949	(a	)
The George Washington University
4.13%	09/15/48	905,000	919,127
The Goldman Sachs Group Inc.
2.30%	12/13/19	5,380,000	5,320,389	(a	)
2.35%	11/15/21	1,715,000	1,651,030	(a	)
2.63%	04/25/21	2,285,000	2,234,113	(a	)
2.90%	07/19/18	1,301,000	1,301,260	(a	)
3.85%	01/26/27	1,049,000	1,007,774	(a	)
4.25%	10/21/25	1,180,000	1,161,698	(a	)
4.80%	07/08/44	1,261,000	1,257,419	(a	)
5.15%	05/22/45	1,153,000	1,143,338	(a	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	2,454,000	2,368,724	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	877,000	833,974	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	844,000	767,812	(a,b	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	1,622,000	1,598,822	(a,b	)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.47%	02/12/47	1,075,000	1,019,949	(a,b,g	)
The Home Depot Inc.
3.35%	09/15/25	628,000	617,902	(a	)
3.50%	09/15/56	810,000	692,809	(a	)
3.90%	06/15/47	652,000	624,818	(a	)
The Korea Development Bank
3.38%	09/16/25	920,000	894,249	(a	)
The Kroger Co.
2.95%	11/01/21	1,942,000	1,913,860	(a	)
4.65%	01/15/48	554,000	523,270	(a	)
The Men’s Wearhouse Inc.
7.00%	07/01/22	1,188,000	1,225,125	(a	)
The Mosaic Co.
5.63%	11/15/43	226,000	227,381	(a	)
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	1,302,000	1,240,155	(a,g	)
The Sherwin-Williams Co.
2.25%	05/15/20	1,318,000	1,297,663	(a	)
2.75%	06/01/22	493,000	477,549	(a	)
3.45%	06/01/27	24,000	22,719	(a	)
4.50%	06/01/47	177,000	169,277	(a	)
The Southern Co.
1.85%	07/01/19	4,873,000	4,826,804	(a	)
3.25%	07/01/26	594,000	557,843	(a	)
4.40%	07/01/46	420,000	410,298	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	2,396,000	2,252,168	(a,b	)
The Walt Disney Co.
4.13%	06/01/44	458,000	441,585	(a	)
Time Warner Cable LLC
4.50%	09/15/42	209,000	172,893	(a	)
6.55%	05/01/37	708,000	748,526	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	925,000	905,630	(a,g	)
Tyco Electronics Group S.A.
2.35%	08/01/19	2,716,000	2,701,973	(a	)
3.13%	08/15/27	1,229,000	1,150,369	(a	)
Tyson Foods Inc.
2.65%	08/15/19	526,000	523,917	(a	)
4.55%	06/02/47	269,000	257,533	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	2,940,000	3,017,175	(a,b	)
UBS Group Funding Switzerland AG
2.95%	09/24/20	2,274,000	2,250,034	(a,g	)
Union Pacific Corp.
3.20%	06/08/21	1,906,000	1,910,231	(a	)
3.50%	06/08/23	1,782,000	1,784,299	(a	)
3.60%	09/15/37	294,000	268,760	(a	)

		Principal Amount	Fair Value
4.10%	09/15/67	$492,000	$431,725	(a	)
United Rentals North America Inc.
4.88%	01/15/28	1,582,000	1,462,875	(a	)
United Technologies Corp.
4.50%	06/01/42	390,000	384,010	(a	)
UnitedHealth Group Inc.
4.75%	07/15/45	1,001,000	1,073,122	(a	)
Vale Overseas Ltd.
4.38%	01/11/22	267,000	271,002	(a	)
6.25%	08/10/26	659,000	715,055	(a	)
6.88%	11/10/39	442,000	499,323	(a	)
Vale S.A.
5.63%	09/11/42	264,000	267,722	(a	)
Valeant Pharmaceuticals International Inc.
7.00%	03/15/24	4,376,000	4,588,236	(a,g	)
Ventas Realty LP
3.25%	10/15/26	1,261,000	1,169,741	(a	)
Verizon Communications Inc.
3.38%	02/15/25	1,268,000	1,216,405	(a	)
4.33%	09/21/28	1,520,000	1,509,132	(g	)
4.40%	11/01/34	1,056,000	995,386	(a	)
4.67%	03/15/55	750,000	665,190	(a	)
4.86%	08/21/46	2,358,000	2,208,055	(a	)
5.01%	04/15/49	507,000	493,696	(a	)
5.25%	03/16/37	787,000	808,879	(a	)
Viacom Inc.
3.45%	10/04/26	650,000	593,366	(a	)
5.25%	04/01/44	238,000	225,248	(a	)
Virgin Media Finance PLC
5.75%	01/15/25	3,724,000	3,491,250	(a,g	)
Virginia Electric & Power Co.
4.00%	11/15/46	1,311,000	1,256,082	(a	)
Visa Inc.
3.15%	12/14/25	643,000	621,897	(a	)
4.30%	12/14/45	635,000	658,997	(a	)
Vodafone Group PLC
4.38%	05/30/28	1,881,000	1,858,560	(a	)
5.25%	05/30/48	524,000	521,721	(a	)
Vornado Realty LP
3.50%	01/15/25	821,000	788,029	(a	)
Vulcan Materials Co.
3.90%	04/01/27	557,000	533,149	(a	)
Wabtec Corp.
3.45%	11/15/26	362,000	332,168	(a	)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	344,000	317,388	(a	)
Walmart Inc.
3.63%	12/15/47	675,000	629,255	(a	)
3.70%	06/26/28	1,779,000	1,795,918	(a	)
3.95%	06/28/38	711,000	713,872	(a	)
4.05%	06/29/48	711,000	716,475	(a	)
Warner Media LLC
5.35%	12/15/43	1,009,000	985,016	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	1,112,000	1,094,075	(a	)
WellCare Health Plans Inc.
5.25%	04/01/25	1,667,000	1,658,665	(a	)
Wells Fargo & Co.
2.63%	07/22/22	2,768,000	2,662,096	(a	)
3.90%	05/01/45	65,000	59,017	(a	)
4.75%	12/07/46	1,584,000	1,528,893	(a	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/07/46	1,700,000	1,753,125	(a,b	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	1,607,000	1,613,026	(a,b	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.11%	03/29/49	1,704,000	1,725,777	(a,b	)
Wells Fargo Bank NA
2.60%	01/15/21	8,927,000	8,785,418	(a	)
Western Digital Corp.
4.75%	02/15/26	1,010,000	981,367	(a	)
Western Gas Partners LP
4.00%	07/01/22	3,257,000	3,228,208	(a	)
5.38%	06/01/21	1,647,000	1,708,054	(a	)

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Westlake Chemical Corp.
3.60%	08/15/26	$777,000	$737,800	(a	)
4.38%	11/15/47	177,000	163,291	(a	)
5.00%	08/15/46	372,000	376,293	(a	)
WestRock Co.
3.00%	09/15/24	1,001,000	948,568	(a,g	)
William Lyon Homes Inc.
5.88%	01/31/25	795,000	745,313	(a	)
Williams Partners LP
3.75%	06/15/27	443,000	418,595	(a	)
3.90%	01/15/25	736,000	717,578	(a	)
4.85%	03/01/48	730,000	699,333	(a	)
4.90%	01/15/45	349,000	334,740	(a	)
5.40%	03/04/44	209,000	214,804	(a	)
Willis North America Inc.
3.60%	05/15/24	1,306,000	1,264,587	(a	)
WPP Finance 2010
3.75%	09/19/24	804,000	778,063	(a	)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	1,668,000	1,559,580	(a,g	)
Xilinx Inc.
2.95%	06/01/24	872,000	828,557	(a	)
XPO Logistics Inc.
6.50%	06/15/22	1,231,000	1,260,298	(a,g	)
Yamana Gold Inc.
4.63%	12/15/27	1,002,000	962,641	(a	)
Zoetis Inc.
3.00%	09/12/27	544,000	503,853	(a	)
			966,997,612

Non-Agency Collateralized Mortgage Obligations – 3.5%
BANK 2018-BNK10
4.16%	02/15/61	1,739,805	1,703,059	(a,b	)
BANK 2018-BNK11
4.50%	03/15/61	1,248,000	1,278,833	(b	)
BANK 2018-BNK12
4.55%	05/15/61	1,861,667	1,850,754	(b	)
BXP Trust 2017-GM
3.38%	06/13/39	6,314,000	6,132,844	(a,g	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,297,533	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	8,504,458	8,507,187	(a,b	)
4.03%	12/10/49	2,942,926	2,982,005	(a,b	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	2,218,000	2,287,038
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,430,222	(a,b,g	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,019,505	(a,b	)
GS Mortgage Securities Trust 2015-GC28
1.27%	02/10/48	22,345,642	1,049,923	(a,b,d	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	6,656,000	6,256,179	(a	)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	3,557,532	3,548,181	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	7,000,045	6,833,410	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	2,609,000	2,653,566	(b	)
GS Mortgage Securities Trust II 2012-GCJ9
2.13%	11/10/45	5,787,041	405,355	(a,b,d	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
2.81%	10/25/34	673,533	673,809	(a,b	)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.70%	12/15/47	7,371,734	370,183	(a,b,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%	07/15/45	1,010,000	1,025,346	(a,b	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.33%	12/15/39	634,191	237	(a,b,d,g	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	111,854	111,828	(a,b	)
6.11%	07/15/40	246,981	246,933	(a,g	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	10,146	—	(a,d,**	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.52%	02/15/48	24,721,367	1,541,995	(a,b,d	)

		Principal Amount	Fair Value
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.09%	03/15/48	$30,654,495	$1,433,279	(a,b,d	)
Morgan Stanley Capital I Trust 2006-IQ11
6.37%	10/15/42	2,300,000	2,349,454	(a,b	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	643,397	647,407	(a,b	)
Morgan Stanley Capital I Trust 2016-UBS9
1.38%	03/15/49	22,816,873	1,522,650	(a,b,d	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.42%	02/15/48	25,152,948	1,562,406	(a,b,d	)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	4,226,569	4,187,099	(a	)
Wells Fargo Commercial Mortgage Trust 2018-C44
4.69%	05/15/51	1,245,000	1,280,426
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,920,879	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,461,743	(a,b	)
			75,571,268

Sovereign Bonds – 0.9%
Government of Chile
3.63%	10/30/42	150,000	140,072	(a	)
3.86%	06/21/47	860,000	818,995	(a	)
Government of Colombia
2.63%	03/15/23	711,000	674,739
3.88%	04/25/27	1,185,000	1,149,746	(a	)
5.00%	06/15/45	1,271,000	1,246,520	(a	)
Government of Mexico
3.60%	01/30/25	1,604,000	1,552,367
4.00%	10/02/23	674,000	676,730
4.60%	02/10/48	972,000	893,987
4.75%	03/08/44	2,068,000	1,943,486	(a	)
Government of Oman
4.13%	01/17/23	1,561,000	1,483,075	(a,g	)
Government of Panama
4.00%	09/22/24	1,465,000	1,480,192	(a	)
4.50%	05/15/47	530,000	516,623	(a	)
Government of Peru
5.63%	11/18/50	884,000	1,029,232	(a	)
Government of Philippines
3.95%	01/20/40	835,000	801,024
Government of Saudi Arabia
2.88%	03/04/23	1,173,000	1,128,602	(a,g	)
Government of Uruguay
5.10%	06/18/50	884,133	870,217
Indonesia Government International Bond
3.50%	01/11/28	578,000	534,621
4.35%	01/11/48	232,000	207,807	(a	)
Qatar Government International Bond
3.88%	04/23/23	625,000	624,545	(g	)
4.50%	04/23/28	625,000	630,744	(g	)
5.10%	04/23/48	830,000	827,477	(g	)
			19,230,801

Municipal Bonds and Notes – 1.6%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,377,486	(a	)
Commonwealth of Massachusetts
5.00%	01/01/45	3,595,000	4,143,489
Metropolitan St. Louis Sewer District
5.00%	05/01/47	3,595,000	4,151,866
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	903,760	(a	)
New York City Water & Sewer System
5.00%	06/15/40	10,785,000	12,490,648
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,349,177	(a	)
State of California
4.60%	04/01/38	1,840,000	1,927,363
5.70%	11/01/21	2,075,000	2,255,442	(a	)
State of Illinois
5.10%	06/01/33	745,000	705,038	(a	)
The University of Texas System
3.35%	08/15/47	1,025,000	942,436	(a	)
			33,246,705

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

		Principal Amount	Fair Value
FNMA (TBA) – 0.0%*
Lehman
5.50%	TBA	$1,154,568	$24,939	(a,i,j	)
Total Bonds and Notes (Cost $2,119,167,113)			2,097,736,584

		Number of Shares	Fair Value
Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850)		55,034	1,425,381	(a,b	)

Purchased Options – 0.0%*

Purchased Option – 0.0%*
10 Yr. U.S. Treasury Notes Futures Options (Strike price 120.50 USD, expiration date 08/24/2018)
(Cost $570,838)		1,347,000	757,687
Total Investments in Securities (Cost $2,121,113,801)			2,099,919,652

		Principal Amount	Fair Value
Short-Term Investments – 4.3%
Time Deposit – 4.3%
State Street Corp.
0.28%	07/02/18
(Cost $92,694,039)		$92,694,039	$92,694,039	(a,e,k	)
Total Investments (Cost $2,213,807,840)			2,192,613,691
Liabilities in Excess of Other Assets, net – (2.8)%			(60,384,173)

NET ASSETS – 100.0%			$2,132,229,518

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America Investment Grade Index	CME Group, Inc.	$55,989	1.00%/ Quarterly	12/20/22	$(979,895)	$(1,055,189)	$75,294

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$95,585	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(351,135)	$—	$(351,135)
CME Group, Inc.	$95,608	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(363,477)	$—	$(363,477)

								$(714,612)

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2018	477	73,133,135	$76,111,312	$2,978,177
2 Yr. U.S. Treasury Notes Futures	September 2018	1,993	421,323,492	422,173,455	849,963
5 Yr. U.S. Treasury Notes Futures	September 2018	274	30,944,961	31,131,110	186,149
10 Yr. U.S. Treasury Ultra Futures	September 2018	1,611	191,594,796	193,622,062	2,027,266

					$6,041,555

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

The Fund had the following short futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	September 2018	359	(51,243,772)	$(52,055,000)	$(811,228)
10 Yr. U.S. Treasury Ultra Futures	September 2018	694	(88,263,109)	(88,994,656)	(731,547)

					$(1,542,775)

					$4,498,780

The Fund had the following open Purchased Options contracts at June 30, 2018:

Purchased Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
10 Yr. U.S. Treasury Note Futures – September 2018	Goldman Sachs & Co.	120.50	8/24/2018	1,347	$1,347,000	$757,687	$570,838	$186,849

Total purchased option contracts								$186,849

The Fund had the following open Written Options contracts at June 30, 2018:

Written Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
U.S. Treasury Bond Futures - September 2018	Goldman Sachs & Co.	145	8/24/2018	(531)	$(531,000)	$(763,313)	$(574,872)	$(188,441)

Total written option contracts								$(188,441)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Coupon amount represents effective yield.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to $191,863,642 or 9.00% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Step coupon bond.
(i)	Security is in default.
(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees. Security value is determined based on level 3 inputs.

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

(k)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2018.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities
	U.S. Treasuries	$—	$722,836,360	$—	$722,836,360
	Agency Mortgage Backed	—	222,693,307	—	222,693,307
	Agency Collateralized Mortgage Obligations	—	4,421,398	—	4,421,398
	Asset Backed	—	52,714,194	—	52,714,194
	Corporate Notes	—	966,997,612	—	966,997,612
	Non-Agency Collateralized Mortgage Obligations	—	75,571,268	—	75,571,268
	Sovereign Bonds	—	19,230,801	—	19,230,801
	Municipal Bonds and Notes	—	33,246,705	—	33,246,705
	FNMA (TBA)	—	—	24,939	24,939
	Preferred Stock	1,425,381	—	—	1,425,381
	Purchased Options	757,687	—	—	757,687
	Short-Term Investments	—	92,694,039	—	92,694,039

	Total Investments in Securities	$2,183,068	$2,190,405,684	$24,939	$2,192,613,691

	Other Financial Instruments
	Written Options - Unrealized Depreciation	$(188,441)			(188,441)
	Credit Default Swap Contracts - Unrealized Appreciation	—	$75,294	$—	$75,294
	Interest Rate Swap Contracts - Unrealized Depreciation	—	(714,612)	—	(714,612)
	Long Futures Contracts - Unrealized Appreciation	6,041,555	—	—	6,041,555
	Short Futures Contracts - Unrealized Depreciation	(1,542,775)	—	—	(1,542,775)

	Total Other Financial Instruments	$4,310,339	$(639,318)	$—	$3,671,021

See Notes to Schedules of Investments.

GE RSP Income Fund

Schedule of Investments	June 30, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Corporation (Time Deposit)	82,636,353	$82,636,353	$11,702,611,248	$11,692,553,562	—	—	92,694,039	$92,694,039	113,588

See Notes to Schedules of Investments.

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Managemen, Inc. (the “Advisor” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the year ended June 30, 2018.

Delayed Delivery and When-Issued Securities

During the period ended June 30, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Funds generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The funds may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2018, the Fund entered into futures contracts for management of interest rate risk.

Options on Exchanged Traded Futures Contracts

The Fund may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended June 30, 2018, the GE RSP Income Fund purchased and wrote options in order to manage interest rate risk.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2018, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended March 31, 2018, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Income Taxes

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,214,773,677	$15,717,235	$34,206,200	$(18,488,965)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President (Principal Executive Officer)

Date:     August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President (Principal Executive Officer)

Date:     August 17, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen Treasurer (Principal Financial Officer)

Date:     August 17, 2018